Other income - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Revenue from grants	€ 0	€ 200	€ 30
Grant agreements government grant receivable	€ 800	€ 900